Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 2,204,358,000
Other	12,129,000	$ 12,592,000
Less current portion	(27,308,000)	(31,330,000)
Long-term debt	2,146,597,000	1,999,026,000
Data Sublicense Agreement [Member]
Debt Instrument [Line Items]
Long-term debt	17,237,000	22,543,000
Senior Secured Term Loan Facility, Effective Interest Of 4.21% [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	1,252,652,000	1,262,445,000
Long-term debt, face amount	$ 1,301,000,000	1,301,000,000
Maturity date	Nov. 02, 2018
Long-term debt, unamortized discount	$ 12,740,000	$ 15,826,000
Long-term debt, effective interest rate	4.21%	4.21%
Senior Secured Term Loan Facility, Effective Interest Of 4.56%[Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 157,231,000
Long-term debt, face amount	$ 160,000,000	$ 160,000,000
Maturity date	Nov. 02, 2018
Long-term debt, unamortized discount	$ 2,369,000	$ 0
Long-term debt, effective interest rate	4.56%	4.56%
Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 [Member] | Senior Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 125,000,000
Maturity date	Nov. 02, 2016
11% Senior Notes Due December 31, 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 368,280,000	$ 367,336,000
Long-term debt, face amount	$ 375,000,000
Long-term debt, stated interest rate	11.00%	11.00%
Maturity date	Dec. 31, 2019
Long-term debt, unamortized discount	$ 6,720,000	$ 7,664,000
Long-term debt, effective interest rate	11.53%	11.53%
11.25% Senior Notes Due December 31, 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 366,376,000	$ 365,440,000
Long-term debt, face amount	$ 375,000,000	$ 375,000,000
Long-term debt, stated interest rate	11.25%	11.25%
Maturity date	Dec. 31, 2020
Long-term debt, unamortized discount	$ 8,624,000	$ 9,560,000
Long-term debt, effective interest rate	11.86%	11.86%